John Hancock
Disciplined Value Emerging Markets Equity Fund
(formerly known as John Hancock Emerging Markets Fund)
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 94.6%		$169,527,631
(Cost $191,060,376)
Brazil 8.4%		15,094,612
Atacadao SA	493,100	931,564
Braskem SA, Class A, ADR (A)	58,349	419,529
BRF SA (A)	556,400	1,968,789
Cielo SA	410,300	437,578
Eletromidia SA	17,644	62,432
Itau Unibanco Holding SA, ADR	73,038	437,498
Lojas Renner SA	290,700	726,349
Magazine Luiza SA (A)	321,900	759,554
Marfrig Global Foods SA (A)	222,900	478,834
Minerva SA	280,300	330,964
Sendas Distribuidora SA (A)	771,100	1,788,645
StoneCo, Ltd., Class A (A)	83,482	1,155,391
Suzano SA	227,000	2,105,334
TIM SA	62,600	189,079
TIM SA, ADR	12,666	192,903
Vale SA, ADR	224,369	2,703,646
Vibra Energia SA	99,100	406,523
Chile 0.0%		23,861
Cementos BIO BIO SA	2,795	2,070
Molibdenos y Metales SA	5,001	21,791
China 38.5%		69,117,541
Anhui Conch Cement Company, Ltd., H Shares	284,500	704,319
Aowei Holdings, Ltd. (A)	9,109,000	605,683
Baoshan Iron & Steel Company, Ltd., Class A	1,914,800	1,823,737
Beijing New Building Materials PLC, Class A	1,018,000	4,536,639
Beijing Roborock Technology Company, Ltd., Class A	66,247	3,810,417
BOE Technology Group Company, Ltd., Class A	12,440,000	7,010,355
Central China Management Company, Ltd. (B)	54,538	690
China Animal Healthcare, Ltd. (A)(B)	182,000	0
China Dili Group (A)(B)	120,400	7,113
China Huiyuan Juice Group, Ltd. (A)(B)	141,000	0
China Renaissance Holdings, Ltd. (A)(B)(C)	12,200	5,104
China Taifeng Beddings Holdings, Ltd. (A)(B)	46,000	0
China Tianrui Group Cement Company, Ltd. (A)(B)	25,000	153
China Zhongwang Holdings, Ltd. (A)(B)	54,200	0
COSCO SHIPPING Holdings Company, Ltd., Class A	621,000	1,288,216
CT Environmental Group, Ltd. (A)(B)	154,000	0
CTS International Logistics Corp., Ltd., Class A	696,900	640,579
Fuguiniao Company, Ltd., H Shares (A)(B)	116,600	0
Gree Electric Appliances, Inc. of Zhuhai, Class A	896,100	5,027,504
Guangdong Tapai Group Company, Ltd., Class A	854,500	826,071
Guizhou Tyre Company, Ltd., Class A	845,700	666,297
Hainan Poly Pharm Company, Ltd., Class A (B)	5,500	9,377
Hang Zhou Great Star Industrial Company, Ltd., Class A	710,700	2,494,416
Harmonicare Medical Holdings, Ltd. (A)(B)(C)	44,000	0
HOSA International, Ltd. (A)(B)	86,000	0
Huaxin Cement Company, Ltd., Class A	531,900	1,087,693
Hubei Xingfa Chemicals Group Company, Ltd., Class A	1,145,700	3,418,000
JD.com, Inc., ADR	16,519	489,293
JD.com, Inc., Class A	187,150	2,774,226
2	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Kuaishou Technology (A)(C)	94,800	$676,927
LB Group Company, Ltd., Class A	320,998	927,445
Link Motion, Inc., ADR (A)(B)	6,959	964
Longfor Group Holdings, Ltd. (C)	1,236,500	1,961,937
Midea Group Company, Ltd., Class A	664,000	5,931,006
Peijia Medical, Ltd. (A)(B)(C)	37,000	15,585
Qunxing Paper Holdings Company, Ltd. (A)(B)	969,268	0
Redco Properties Group, Ltd. (A)(B)(C)	46,000	5,085
Satellite Chemical Company, Ltd., Class A	1,183,580	2,976,867
Shandong Linglong Tyre Company, Ltd., Class A	153,900	440,844
Shandong Pharmaceutical Glass Company, Ltd., Class A	461,200	1,664,759
Shandong Sun Paper Industry JSC, Ltd., Class A	1,150,800	2,394,557
Sinosoft Company, Ltd., Class A	1,400	3,561
Suofeiya Home Collection Company, Ltd.	521,700	1,259,366
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	1,488,600	1,140,882
Tenwow International Holdings, Ltd. (A)(B)	177,000	0
Tian Shan Development Holding, Ltd. (A)(B)	32,000	0
Triangle Tyre Company, Ltd., Class A	628,950	1,409,432
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	6,000	3,018
Vipshop Holdings, Ltd., ADR	79,551	1,278,385
Wangsu Science & Technology Company, Ltd., Class A	206,500	236,218
Weichai Power Company, Ltd., Class A	3,374,360	7,416,996
Weichai Power Company, Ltd., H Shares	503,000	903,554
Xiamen Xiangyu Company, Ltd., Class A	900,500	924,668
Xinfengming Group Company, Ltd., Class A	160,500	319,603
Youyuan International Holdings, Ltd. (A)(B)	26,000	0
Zhejiang Glass Company, Ltd., H Shares (A)(B)	172,000	0
Zhongtian Financial Group Company, Ltd., Class A (A)(B)	101,900	0
Greece 1.3%		2,282,842
FF Group (A)(B)	6,657	0
Hellenic Telecommunications Organization SA	36,505	533,447
Star Bulk Carriers Corp.	64,601	1,749,395
Hong Kong 4.3%		7,699,640
Anxin-China Holdings, Ltd. (A)(B)	1,988,000	0
Bosideng International Holdings, Ltd.	1,664,000	962,826
CECEP COSTIN New Materials Group, Ltd. (A)(B)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(B)	2,486,000	68,346
China Fiber Optic Network System Group, Ltd. (A)(B)	419,600	0
China Lumena New Materials Corp. (A)(B)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(B)	14,579,934	0
China Properties Group, Ltd. (A)(B)	19,000	907
China Resources Land, Ltd.	554,500	2,023,514
CWT International, Ltd. (A)	680,000	9,652
DBA Telecommunication Asia Holdings, Ltd. (A)(B)	32,000	0
Glorious Property Holdings, Ltd. (A)	516,000	659
Hua Han Health Industry Holdings, Ltd. (A)(B)	1,111,910	0
Mingfa Group International Company, Ltd. (A)	982,000	36,942
Nan Hai Corp., Ltd. (A)(B)	1,900,000	0
REXLot Holdings, Ltd. (A)(B)	2,065,304	0
SMI Holdings Group, Ltd. (A)(B)	228,889	0
Tech Pro Technology Development, Ltd. (A)(B)	966,000	0
Techtronic Industries Company, Ltd.	302,500	3,721,283
Yuexiu Property Company, Ltd.	1,204,000	875,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	3

	Shares	Value
Hungary 0.1%		$232,094
Richter Gedeon NYRT	9,156	232,094
India 1.1%		1,968,005
Bajaj Auto, Ltd.	4,436	483,941
Chennai Super Kings Cricket, Ltd. (A)(B)	271,316	7,313
Kennametal India, Ltd.	385	16,918
Kirloskar Ferrous Industries, Ltd.	3,950	32,528
Kovai Medical Center and Hospital	325	16,194
Natco Pharma, Ltd.	31,693	381,114
Power Grid Corp. of India, Ltd.	85,894	318,580
Ujjivan Small Finance Bank, Ltd. (C)	105,885	63,363
Zydus Lifesciences, Ltd.	54,084	648,054
Indonesia 0.1%		121,018
Arwana Citramulia Tbk PT	32,400	1,285
Bakrie Telecom Tbk PT (A)(B)	22,579,900	0
Capital Financial Indonesia Tbk PT (A)	55,900	1,684
Hanson International Tbk PT (A)(B)	4,000,200	12,308
Inovisi Infracom Tbk PT (A)(B)	671,012	0
Paninvest Tbk PT (A)	12,600	694
Pool Advista Indonesia Tbk PT (A)(B)	37,300	115
Rimo International Lestari Tbk PT (A)(B)	2,464,700	7,584
Sampoerna Agro Tbk PT	302,400	37,215
Sinar Mas Multiartha Tbk PT (A)	23,400	20,921
Sri Rejeki Isman Tbk PT (A)(B)	937,100	8,419
Sugih Energy Tbk PT (A)(B)	8,409,300	0
Suryainti Permata Tbk PT (A)(B)	1,802,000	0
Trada Alam Minera Tbk PT (A)(B)	1,919,200	2,657
Trias Sentosa Tbk PT	697,400	20,203
Truba Alam Manunggal Engineering PT (A)(B)	19,436,000	0
Tunas Baru Lampung Tbk PT (A)	106,114	4,514
Waskita Karya Persero Tbk PT (A)(B)	458,390	3,419
Israel 0.2%		398,634
Teva Pharmaceutical Industries, Ltd., ADR (A)	23,546	398,634
Jordan 0.1%		253,687
Hikma Pharmaceuticals PLC	10,261	253,687
Malaysia 1.3%		2,252,470
IHH Healthcare BHD	705,500	927,953
Petronas Chemicals Group BHD	553,000	789,139
Top Glove Corp. BHD (A)	2,396,800	535,378
Mexico 1.9%		3,396,545
Alfa SAB de CV, Class A	986,000	685,751
Alpek SAB de CV (A)	574,700	494,202
Dine SAB de CV	103,700	130,614
Grupo Financiero Banorte SAB de CV, Series O	66,600	632,654
Grupo Gigante SAB de CV (A)	166,920	304,886
Grupo Hotelero Santa Fe SAB de CV (A)	42,273	8,720
Grupo Industrial Saltillo SAB de CV	14,645	18,101
Grupo KUO SAB de CV, Series B	136,788	338,614
Grupo Simec SAB de CV, Series B (A)	2,350	25,624
Industrias CH SAB de CV, Series B (A)	8,023	87,377
Minera Frisco SAB de CV, Series A1 (A)	465,479	102,333
Organizacion Soriana SAB de CV, Series B	298,000	567,669
4	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Peru 0.0%		$4
Fossal SAA, ADR (A)	2	4
Philippines 0.0%		40,806
ACR Mining Corp. (A)(B)	3,145	962
Phoenix Petroleum Philippines, Inc. (A)(B)	68,600	3,911
Top Frontier Investment Holdings, Inc. (A)	20,722	29,402
Vistamalls, Inc.	165,400	6,531
Poland 0.0%		23
TEN Square Games SA	1	23
Russia 0.0%		19,671
Gazprom PJSC, ADR (A)(B)	30,453	3,045
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(B)	2,363	522
MMC Norilsk Nickel PJSC, ADR (A)(B)	5,418	2,536
Mobile TeleSystems PJSC, ADR (A)(B)	7,477	1,338
Novatek PJSC, GDR (A)(B)	143	609
PhosAgro PJSC, GDR (A)(B)	13	9
Rostelecom PJSC, ADR (A)(B)	3,714	635
RusHydro PJSC, ADR (A)(B)	28,619	687
Sberbank of Russia PJSC, ADR (A)(B)	23,885	8,837
Severstal PAO, GDR (A)(B)	2,129	1,120
VTB Bank PJSC, GDR (A)(B)	23,800	333
Saudi Arabia 1.1%		1,895,501
Al Hassan Ghazi Ibrahim Shaker Company (A)	1,854	12,374
Arab National Bank	2,832	14,930
Saudi Basic Industries Corp.	92,000	1,868,197
Singapore 1.6%		2,844,311
DBS Group Holdings, Ltd.	12,500	333,323
Singapore Airlines, Ltd.	249,500	1,252,870
United Overseas Bank, Ltd.	12,400	282,746
Wilmar International, Ltd.	425,300	975,372
South Africa 1.2%		2,117,754
Aspen Pharmacare Holdings, Ltd.	17,969	223,029
Life Healthcare Group Holdings, Ltd.	208,587	122,807
Sappi, Ltd.	463,258	1,331,829
Thungela Resources, Ltd.	36,706	263,673
Thungela Resources, Ltd. (London Stock Exchange)	24,465	176,416
South Korea 14.7%		26,368,794
Chorokbaem Media Company, Ltd. (A)(B)	888	3,463
CJ CheilJedang Corp.	5,654	1,431,772
CJ ENM Company, Ltd. (A)	15,890	1,027,352
Ehwa Technologies Information Company, Ltd. (A)(B)	6,572	4,267
Hana Financial Group, Inc.	29,576	1,320,734
HK inno N Corp.	16,247	453,680
Jeil Savings Bank (A)(B)	1,850	0
Kangwon Land, Inc.	126,737	1,367,032
KCC Corp.	2,962	631,012
Kumho Petrochemical Company, Ltd.	11,191	1,195,603
Kyongbo Pharmaceutical Company, Ltd. (B)	455	2,445
OCI Holdings Company, Ltd.	14,598	1,027,472
Samsung Electronics Company, Ltd.	127,262	6,742,701
Samsung Electronics Company, Ltd., GDR (C)	985	1,334,628
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	5

	Shares	Value
South Korea (continued)
Sewon E&C Company, Ltd. (A)(B)	4,490	$824
SK Hynix, Inc.	71,279	9,819,095
Unison Company, Ltd. (A)	11,144	6,714
Taiwan 13.2%		23,631,648
Eva Airways Corp.	2,130,000	2,360,575
Evergreen Marine Corp. Taiwan, Ltd.	255,000	1,658,860
Formosa Chemicals & Fibre Corp.	212,000	346,903
Genius Electronic Optical Company, Ltd.	197,000	3,236,571
Hiwin Technologies Corp.	248,000	1,710,968
ITEQ Corp.	394,000	1,349,335
Largan Precision Company, Ltd.	7,000	494,388
Nanya Technology Corp.	606,000	1,212,184
Pharmally International Holding Company, Ltd. (A)(B)	3,533	0
Prodisc Technology, Inc. (A)(B)	540,000	0
Sino-American Electronic Company, Ltd. (A)(B)	10,961	0
Taiwan Kolin Company, Ltd. (A)(B)	400,000	0
Taiwan Land Development Corp. (A)(B)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	182,000	4,660,646
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,781	873,162
Tofu Restaurant Company, Ltd.	2,000	17,143
Walsin Technology Corp.	540,000	1,920,478
Wintek Corp. (A)(B)	819,661	0
Yageo Corp.	168,000	3,448,741
Yang Ming Marine Transport Corp.	154,613	341,694
Thailand 4.1%		7,283,056
Bangkok Dusit Medical Services PCL	555,200	407,818
Cal-Comp Electronics Thailand PCL	320,014	31,348
CP ALL PCL, NVDR	2,097,700	3,283,769
Delta Electronics Thailand PCL	38,500	77,747
Group Lease PCL, NVDR (A)(B)	54,000	954
Hana Microelectronics PCL	19,800	21,989
Indorama Ventures PCL	1,981,300	1,247,205
Mega Lifesciences PCL	11,600	12,655
Ngern Tid Lor PCL	33,716	18,299
Polyplex Thailand PCL	14,100	4,489
PTT Global Chemical PCL, NVDR	1,351,900	1,280,903
SCG Packaging PCL	945,900	858,983
Siam Global House PCL	39,276	17,766
Srisawad Corp. PCL	2,270	2,575
Star Petroleum Refining PCL (A)	71,900	16,556
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(B)	54,847	0
United Arab Emirates 0.0%		3,550
SHUAA Capital PSC (A)(B)	124,409	3,550
United States 1.4%		2,481,564
FMC Corp.	8,749	533,252

The Mosaic Company	62,991	1,948,312
Preferred securities 2.1%		$3,861,951
(Cost $4,177,514)
Brazil 0.5%		935,081
Braskem SA, A Shares (A)	117,000	421,128
6	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Klabin SA	2	$2
Usinas Siderurgicas de Minas Gerais SA, A Shares	356,500	513,951
India 0.0%		9
Sundaram-Clayton, Ltd. (A)(B)	38	9
South Korea 1.6%		2,926,861

Samsung Electronics Company, Ltd.	67,082	2,926,861
Warrants 0.0%		$795
(Cost $0)
Better World Green PCL (Expiration Date: 8-13-25; Strike Price: THB 0.70) (A)	42,666	35
Diagnosticos da America SA (Expiration Date: 4-30-25; Strike Price: BRL 8.50) (A)	24	6
Grupo Casas Bahia SA (Expiration Date: 9-19-24; Strike Price: BRL 20.00) (A)	37,100	71
Northeast Rubber PCL (Expiration Date: 5-15-26; Strike Price: THB 5.50) (A)	13,316	413
Thaifoods Group PCL (Expiration Date: 5-14-27; Strike Price: THB 3.80) (A)	11,270	270
Rights 0.0%		$81
(Cost $0)
HLB Life Science Company, Ltd. (Expiration Date: 6-18-24; Strike Price: KRW 6,650.00) (A)	81	81

Total investments (Cost $195,237,890) 96.7%	$173,390,458
Other assets and liabilities, net 3.3%	5,898,766
Total net assets 100.0%	$179,289,224

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 5-31-24:
Information technology	25.3%
Materials	20.2%
Consumer discretionary	17.1%
Industrials	16.5%
Consumer staples	6.6%
Health care	3.5%
Real estate	2.8%
Financials	2.7%
Communication services	1.5%
Energy	0.3%
Utilities	0.2%
Other assets and liabilities, net	3.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$15,094,612	$15,094,612	—	—
Chile	23,861	23,861	—	—
China	69,117,541	1,767,678	$67,302,774	$47,089
Greece	2,282,842	1,749,395	533,447	—
Hong Kong	7,699,640	—	7,630,387	69,253
Hungary	232,094	—	232,094	—
India	1,968,005	—	1,960,692	7,313
Indonesia	121,018	—	86,516	34,502
Israel	398,634	398,634	—	—
Jordan	253,687	—	253,687	—
Malaysia	2,252,470	—	2,252,470	—
Mexico	3,396,545	3,396,545	—	—
Peru	4	—	4	—
Philippines	40,806	—	35,933	4,873
Poland	23	—	23	—
Russia	19,671	—	—	19,671
Saudi Arabia	1,895,501	—	1,895,501	—
Singapore	2,844,311	—	2,844,311	—
South Africa	2,117,754	—	2,117,754	—
8	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$26,368,794	—	$26,357,795	$10,999
Taiwan	23,631,648	$873,162	22,758,486	—
Thailand	7,283,056	—	7,282,102	954
Turkey	—	—	—	—
United Arab Emirates	3,550	—	—	3,550
United States	2,481,564	2,481,564	—	—
Preferred securities
Brazil	935,081	935,081	—	—
India	9	—	—	9
South Korea	2,926,861	—	2,926,861	—
Warrants	795	795	—	—
Rights	81	81	—	—
Total investments in securities	$173,390,458	$26,721,408	$146,470,837	$198,213
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$165,600	$2,057,189	$(2,222,739)	$(44)	$(6)	$11,850	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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